UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4570

Name of Registrant: Vanguard New York Tax-Free Funds

Address of Registrant: P.O. Box 2600
                       Valley Forge, PA 19482

Name and address of agent for service:      R. Gregory Barton, Esquire
                                            P.O. Box 876
                                            Valley Forge, PA 19482

Registrant's telephone number, including area code: (610) 669-1000

Date of fiscal year end:  November 30

Date of reporting period:  December 1, 2002 - May 31, 2003

Item 1: Reports to Shareholders

VANGUARD(R) NEW YORK TAX-EXEMPT FUNDS



SEMIANNUAL REPORT
MAY 31, 2003

VANGUARD(R) NEW YORK TAX-EXEMPT MONEY MARKET FUND

VANGUARD(R) NEW YORK LONG-TERM TAX-EXEMPT FUND




[THE VANGUARD GROUP LOGO]

ETERNAL PRINCIPLES

     Markets change, but the principles of successful investing do not. During the past few years, radical upheaval in the stock market has displayed the power of this simple truth to dramatic effect.

     In the late 1990s, stocks experienced one of the greatest bull markets in financial history. Then, in March 2000, the longest downturn since the Great Depression began.

     In both bull and bear markets, however, the principles of successful investing are identical: balance, diversification, and attention to costs. Balance among stock, bond, and money market funds allows you to pursue long-term growth while moderating your risk. Diversification limits your exposure to the disasters that can befall any one security or sector. Attention to costs means you keep a larger share of any rewards produced by your investments.

     These principles are timeless. In fact, they're the basis of our very first mutual fund--Vanguard(R) Wellington(TM) Fund, a balanced portfolio established in 1929. Over time, balance, diversification, and attention to costs have proven to be the master keys to investment success.

================================================================================
SUMMARY
================================================================================

* Vanguard New York Tax-Exempt Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund returned 0.5% and 7.5%, respectively, during the six months ended May 31, 2003, outperforming their average peers.

* Interest rates continued to decline from already-low levels.

* The investing skills of the funds' adviser and the funds' low costs explained the strong relative returns.

================================================================================
CONTENTS
================================================================================
 1 Letter from the Chairman

 5 Report from the Adviser

 8 Fund Profiles

10 Glossary of Investment Terms

11 Performance Summaries

13 Financial Statements

Letter from the Chairman                                 [PHOTO JOHN J. BRENNAN]
                                                                John J. Brennan
Dear Shareholder,

During the first half of the Vanguard New York Tax-Exempt Funds' 2003 fiscal year, interest rates declined to levels not seen in decades, boosting prices for bonds, particularly those with the longest maturities. The funds outperformed their average peer funds during the six months ended May 31, 2003, with both share classes of the Long-Term Tax-Exempt Fund returning 7.5% and the Tax-Exempt Money Market Fund returning 0.5%.

     During the period, the yield of the Long-Term Tax-Exempt Fund's Investor Shares slid 72 basis points (0.72 percentage point) to 2.97%. For Admiral Shares, the yield fell 78 basis points to 3.02%. For a New York resident in the highest federal tax bracket, that amounts to a taxable equivalent yield (accounting for both state and federal taxes, but not for local tax or the possibility that an individual might be subject to the alternative minimum tax) of 4.91% (4.99% for Admiral Shares). The yield of the Money Market Fund changed less dramatically, dropping 13 basis points to 0.99%, a taxable equivalent yield of 1.64%.


-------------------------------------------------
TOTAL RETURNS                   SIX MONTHS ENDED
                                    MAY 31, 2003
-------------------------------------------------
VANGUARD NEW YORK TAX-EXEMPT
  MONEY MARKET FUND                          0.5%
  (SEC 7-Day Annualized Yield: 0.99%)
Average New York Tax-Exempt
  Money Market Fund*                         0.3
-------------------------------------------------
VANGUARD NEW YORK
  LONG-TERM TAX-EXEMPT FUND
  Investor Shares                            7.5%
  Admiral Shares                             7.5
Average New York Municipal Debt Fund*        6.2
Lehman 10 Year Municipal Bond Index          7.2
Lehman Municipal Bond Index                  6.5
-------------------------------------------------
*Derived from data provided by Lipper Inc.

     The returns of the Vanguard New York Tax-Exempt Funds and those of their comparative standards appear in the table above; the components of the funds' returns are presented in the table on page 4.

INTEREST RATES CONTINUED THEIR DOWNWARD MARCH

During the past six months, both taxable and tax-exempt bonds outpaced the 5.1% return of the broad U.S. stock market, as represented by the Wilshire 5000 Total Market Index. The Lehman Brothers Aggregate Bond Index, a proxy for the broad taxable investment-grade bond market, returned 6.3%, and the Lehman Municipal Bond Index returned 6.5%.

                                                      --------------------------
                                                              ADMIRAL(TM) SHARES
                                                           A lower-cost class of
                                                        shares available to many
                                                           longtime shareholders
                                                               and to those with
                                                         significant investments
                                                                    in the fund.
                                                      --------------------------

--------------------------------------------------------------------------------
MARKET BAROMETER                                                   TOTAL RETURNS
                                                      PERIODS ENDED MAY 31, 2003
--------------------------------------------------------------------------------
                                                             SIX     ONE   FIVE
                                                          MONTHS    YEAR YEARS*
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                                 6.3%   11.6%   7.8%
 (Broad taxable market)
Lehman Municipal Bond Index                                 6.5    10.4    6.5
Citigroup 3-Month Treasury Bill Index                       0.6     1.5    4.0
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)                             4.6%   -7.7% -0.8%
Russell 2000 Index (Small-caps)                             9.3    -8.2    0.6
Wilshire 5000 Index (Entire market)                         5.1    -7.2   -0.9
MSCI All Country World Index Free
 ex USA (International)                                     4.6   -10.8   -3.4
================================================================================
CPI
Consumer Price Index                                        1.2%    2.1%   2.4%
--------------------------------------------------------------------------------
*Annualized.


     At the short-term end of the fixed income maturity range, the yield of a high-quality 1-year municipal note fell 35 basis points to 0.98%. Longer-term interest rates fell more dramatically, with the yield of a 10-year municipal note declining 77 basis points to 3.10%. In an unusual turn of events, the yields of the shortest-term municipal securities finished the period almost as high or higher than those of their fully taxable counterparts. On May 31, for example, the New York Tax-Exempt Money Market Fund yielded more than Vanguard(R) Prime Money Market Fund, before taking the tax-exempt fund's significant tax advantages into account.

STOCKS RALLIED AFTER A WEAK START

U.S. stocks initially drifted lower during the six-month period, but began a rally at the start of the Iraqi war in mid-March. The overall U.S. stock market, as measured by the Wilshire 5000 Index, sustained a loss of -9.5% during the first three months of the period, followed by a return of 16.1% in the latter half, for a six-month return of 5.1%.

TIMES GOT TOUGH, BUT RETURNS WERE STRONG

Sluggishness in the broad U.S. economy has reverberated through state and local budgets, reducing--or, at the least, arresting the growth of--tax revenues that had burnished governments' financial statements during the economic boom of the late 1990s. Despite a reversal of fortune in New York's fiscal condition, the state's municipal bonds turned in strong returns during the past six months as investors demonstrated enthusiasm for New York debt. The New York Long-Term Tax-Exempt Fund produced a return in capital of 5.3%. Including income distributions, the fund's total returns were a very strong 7.5%.

     The flip side of rising prices is, of course, falling yields, and, as noted earlier, the yield of the Long-Term Tax Exempt Fund's Investor Shares fell to 2.97%.

     Declining interest rates were especially tough on money market fund investors. Because the New York Tax-Exempt Money Market Fund, like all money market funds, strives to maintain a share price of $1 (which is expected, but not guaranteed), lower interest rates simply meant lower returns, not rising share prices. For the half-year, the fund returned just 0.5%.

     Both  of  our  New  York  funds   outpaced   their  average   peers.   This
outperformance reflects not only the skillful credit analysis and portfolio management of our adviser, Vanguard Fixed Income Group, but also our funds' low costs. While the average New York tax-exempt municipal fund charged an expense ratio of 1.08%, our Long-Term Tax-Exempt Fund's Investor Shares' annualized expense ratio was 0.19% ($1.90 per $1,000 invested); for Admiral Shares, the expense ratio was 0.12%. Our funds' sizable cost advantage relative to competitors is especially important with current bond yields being so low. This cost advantage is also equally imposing on the money market side: our fund's expense ratio, 0.16%; the average competitor's, 0.62%.

A SIMPLE  STRATEGY FOR  LONG-TERM  SUCCESS

Industrywide, taxable and tax-exempt bonds have attracted strong interest as investors have sought refuge from an unsettled stock market and economy. We are concerned that some investors may be buying bonds not as a component of a diversified portfolio but simply because bonds have "done best" lately-- a recipe for disappointment.

     We advise establishing an asset allocation of stock, bond, and money market funds, consistent with each investor's unique circumstances and goals, and then sitting tight. This approach is the most effective means for withstanding market fluctuations en route to long-term financial goals.

     Thank you for entrusting your assets to us.


Sincerely,

/S/ JOHN J. BRENNAN
John J. Brennan
Chairman and Chief Executive Officer
June 19, 2003

--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE               NOVEMBER 30, 2002-MAY 31, 2003
                                                      DISTRIBUTIONS PER SHARE
                                                --------------------------------
                                     STARTING        ENDING     INCOME   CAPITAL
                                  SHARE PRICE   SHARE PRICE  DIVIDENDS     GAINS
--------------------------------------------------------------------------------
New York Tax-Exempt Money Market Fund  $ 1.00        $ 1.00     $0.005    $0.000
--------------------------------------------------------------------------------
New York Long-Term Tax-Exempt Fund
 Investor Shares                       $11.38        $11.85     $0.244    $0.125
 Admiral Shares                         11.38         11.85      0.247     0.125
--------------------------------------------------------------------------------

================================================================================
IAN MACKINNON TO RETIRE

Vanguard Managing Director Ian A. MacKinnon, who has served this company and its shareholders for more than two decades as head of our Fixed Income Group, will retire on June 30. It's impossible to adequately summarize Ian's many accomplishments, but I must express my deep gratitude to him for establishing our fixed income practices and philosophy, and for serving our shareholders with great skill, integrity, and commitment since he formed our Fixed Income Group in 1981. He will leave behind an outstanding performance record in our money market and bond funds, a tradition of excellence, and a terrific team of investment professionals. We wish him the very best.

Robert F. Auwaerter, who also has more than 20 years' experience managing Vanguard's fixed income funds, will oversee all of the group's portfolio management activities.

George U. Sauter, managing director of our Quantitative Equity Group, will assume overall responsibility for the Fixed Income Group in the newly created position of chief investment officer.
                                                               --John J. Brennan
================================================================================

REPORT FROM THE ADVISER

During the six months ended May 31, 2003, the Vanguard New York Tax-Exempt Funds earned total returns that topped those of their average peers, with the Long-Term Tax-Exempt Fund returning 7.5% and the Tax-Exempt Money Market Fund returning 0.5%. However, the funds' yields finished the period lower than they were six months ago, reflecting a decline in interest rates.

THE INVESTMENT ENVIRONMENT

The economy appears to be muddling along. The nation's inflation-adjusted gross domestic product is growing, but hardly by leaps and bounds. First- quarter GDP expanded at an annual rate of 1.4%, unchanged from the final three months of 2002.

     Other economic data have been mixed. Consumer confidence fell dramatically during the prelude to the war in Iraq, but bounced back shortly after the major hostilities ended. However, the postwar "relief rally" in sentiment has been anemic, at best. Manufacturers continue to struggle, and business investment has shown few signs of improvement.

     Economic weakness has persisted even though interest rates have fallen to levels not seen since the 1950s. After an extended string of rate cuts in 2001 and one cut in 2002, the target federal funds rate remained unchanged during the period at 1.25%. (The Federal Reserve Board shaved 25 basis points--0.25 percentage point--from the rate on June 25.) The Fed seems to be taking a "do whatever it takes" attitude to preserve a recovery. Inflation is no longer a concern--the "core" rate of inflation in consumer prices (which excludes food and energy costs) was just 1.6% for the 12 months ended May 31. Although unlikely, deflation has recently emerged as a threat.

     Overall, it appears as if consumers are still carrying the economy on their backs. They are, however, showing signs of tiring. Unemployment rose to 6.1% in May, sending a chill through the labor market.

     The economy's bright spot is still the housing market. Price increases seem to be holding, and financing remains at extremely attractive levels, thanks to low interest rates.

STATE GOVERNMENTS CAME UNDER FISCAL PRESSURE

Short-term municipal securities underperformed their U.S. Treasury counterparts during the recent bond market rally, while longer-term municipal bonds performed comparably to longer-term Treasuries.
                                        ----------------------------------------
                                                           INVESTMENT PHILOSOPHY
                                            The adviser believes that each fund,
                                                   while operating within stated
                                                  maturity and stringent quality
                                                     targets, can achieve a high
                                                    lelve of current income that
                                                      is exempt from federal and
                                                      New Jersey income taxes by
                                            investing in high-quality securities
                                             issued by New Jersey state, county,
                                                      and municipal governments.
                                        ----------------------------------------

          The adjacent table provides details on the decline in muni yields.

-----------------------------------------------------------------
MUNICIPAL BOND YIELDS (AAA-RATED GENERAL-OBLIGATION ISSUES)
                                                          CHANGE
MATURITY       MAY 31, 2003     NOV. 30, 2002      (BASIS POINTS)
-----------------------------------------------------------------
2 years               1.13%             1.70%                -57
5 years                2.08              2.75                -67
10 years               3.10              3.87                -77
30 years               4.34              5.01                -67
-----------------------------------------------------------------
Source: The Vanguard Group, Inc.

     Across the country, state tax revenues continued to fall in the fiscal half-year, and the declines created large gaps in state government budgets. Cuts in government services and staffs have been ongoing, but these moves haven't helped balance many budgets. It still remains politically difficult to raise taxes, although many municipalities are considering this option out of desperation.

     Most states are also looking at options for one-time revenue enhancement, such as securitizing tobacco-settlement payments, or are focusing on multiple smaller usage-based tax increases. The issuance of tobacco-settlement debt has recently swept the tax-exempt market. Lately, these issues have run into trouble as investors fear large awards in individual and class-action suits against the tobacco companies. Because of this, it now appears that states will be forced to focus on other means to raise funds until the market obtains a clear view of the durability of tobacco-settlement payments. (The Vanguard New York Tax-Exempt Funds did not own any tobacco-related debt on May 31.)

     Both the State and the City of New York are facing significant financial pressures brought on by the aftermath of September 11, 2001, and a prolonged downturn in the stock market. Both have been engaged in tough negotiations over ways to cut spending and raise revenues. As of this writing, the state has passed a budget over the governor's veto, and the passage of the city's budget is imminent. As noted in our annual report to you six months ago, New York has been issuing significant amounts of new municipal debt. During the past six months, the state issued $18.7 billion in new municipal debt, at a rate of issuance 21% higher than that of a year ago.

MUNIS OFFER GOOD VALUE FOR MANY INVESTORS

During the six months, municipal bonds offered good value. The yield of a 2-year, tax-exempt municipal note on May 31 was 1.13%, just a bit lower than the 1.33% yield of a comparable Treasury security, whose income is subject to federal tax. For longer maturities, 5-year notes offered 91% of the yield of Treasuries; 10-year notes, 92%; and 30-year bonds, 99%.

     Of course, such value is not always available in the municipal bond market. But for many investors, well-managed, low-cost portfolios of municipal bonds can be an integral part of a diversified investment program. With yields at such low levels--money market yields were hovering around 1% on May 31--low costs are especially valuable.

Ian A. MacKinnon, Managing Director
Christopher M. Ryon, Principal
Pamela Wisehaupt Tynan, Principal
Kathryn Allen, Principal
Vanguard Fixed Income Group

June 26, 2003

FUND PROFILES                                                 AS OF MAY 31, 2003

These Profiles provide snapshots of each fund's characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on page 10.


NEW YORK TAX-EXEMPT
MONEY MARKET FUND
----------------------------------
FINANCIAL ATTRIBUTES

Yield                         1.0%
Average Maturity           34 days
Average Quality              MIG-1
Expense Ratio               0.16%*
----------------------------------

-------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

MIG-1/SP-1+                                 56.4%
A-1/P-1                                     32.0
AAA/AA                                      10.5
A                                            1.1
-------------------------------------------------
Total                                      100.0%
-------------------------------------------------

*Annualized.

NEW YORK LONG-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                  COMPARATIVE         BROAD
                                    FUND               INDEX*       INDEX**
--------------------------------------------------------------------------------
Number of Issues                     264                8,755        46,532
Yield                                                    3.1%          3.2%
 Investor Shares                     3.0%
 Admiral Shares                      3.0%
Yield to Maturity                    3.0%                  --            --
Average Coupon                       4.8%                5.2%          5.2%
Average Maturity                7.5 years           9.8 years    13.8 years
Average Quality                       AAA                 AA+           AA+
Average Duration                5.8 years           6.6 years     7.8 years
Expense Ratio                                              --            --
 Investor Shares                    0.19%+
 Admiral Shares                     0.12%+
Cash Investments                     1.1%                  --            --
--------------------------------------------------------------------------------

-----------------------------------------------
Distribution by Credit Quality (% of portfolio)
-----------------------------------------------
AAA                                     81.2%
AA                                      16.8
A                                        0.9
BBB                                      1.1
-----------------------------------------------
Total                                  100.0%
-----------------------------------------------

-----------------------------
INVESTMENT FOCUS

AVERAGE MATURITY       LONG
CREDIT QUALITY         HIGH
-----------------------------


-------------------------------------------------------------
VOLATILITY MEASURES
                            COMPARATIVE                 BROAD
                   FUND          INDEX*    FUND       INDEX**
-------------------------------------------------------------
R-Squared          0.97            1.00    0.98          1.00
Beta               1.07            1.00    1.20          1.00
-------------------------------------------------------------


-------------------------------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                                            10.8%
1-5 Years                                               18.2
5-10 Years                                              56.6
10-20 Years                                             10.9
20-30 Years                                              2.4
Over 30 Years                                            1.1
-------------------------------------------------------------
Total                                                  100.0%
-------------------------------------------------------------

*Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
+Annualized.


                                                            Visit our website at
                                                                www.vanguard.com
                                         for regularly updated fund information.

GLOSSARY OF INVESTMENT TERMS

AVERAGE COUPON. The average interest rate paid on the securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
AVERAGE DURATION. An estimate of how much a bond fund's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the fund's duration by the change in rates. If interest rates rise by 1 percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund's share price would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE MATURITY. The average length of time until securities held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers and A-1 or MIG-1 indicating the most creditworthy issuers of money market securities.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a comparative index and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. However, a fund's beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the benchmark, and the less reliable beta is as an indicator of volatility.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate bond investment.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a comparative index or an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's interest income. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the securities held by a fund were held to their maturity dates. (degree)
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES                                         AS OF MAY 31, 2003

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the funds. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Tax-Exempt Money Market Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. For bond funds, both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The annualized yield shown for the money market fund reflects the current earnings of the fund more closely than does the total return.


NEW YORK TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) SEPTEMBER 3, 1997-MAY 31, 2003
--------------------------------------------------------------------------------
            NEW YORK TAX-EXEMPT                         AVERAGE
            MONEY MARKET FUND                             FUND*
FISCAL           TOTAL                                    TOTAL
YEAR            RETURN                                   RETURN
--------------------------------------------------------------------------------
1997               0.8%                                   0.8%
1998               3.3                                    2.9
1999               3.0                                    2.6
2000               3.9                                    3.4
2001               2.8%                                   2.4%
2002               1.3                                    0.9
2003**             0.5                                    0.3
--------------------------------------------------------------------------------
SEC 7-Day Annualized Yield (5/31/2003): 0.99%
--------------------------------------------------------------------------------
*Average New York Tax-Exempt Money Market Fund; derived from data provided by Lipper Inc.
**Six months ended May 31, 2003.
Note: See Financial Highlights table on page 28 for dividend information.




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MARCH 31, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                        SINCE INCEPTION
                                        ONE     FIVE ---------------------------
                        INCEPTION DATE YEAR    YEARS CAPITAL   INCOME      TOTAL
--------------------------------------------------------------------------------
New York Tax-Exempt
 Money Market Fund            9/3/1997 1.20%    2.70%  0.00%     2.77%     2.77%
--------------------------------------------------------------------------------

NEW YORK LONG-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) NOVEMBER 30, 1992-MAY 31, 2003
--------------------------------------------------------------------------------
                                 NEW YORK LONG-TERM
                         TAX-EXEMPT FUND INVESTOR SHARES            LEHMAN*
FISCAL                  CAPITAL       INCOME           TOTAL         TOTAL
YEAR                     RETURN       RETURN          RETURN        RETURN
--------------------------------------------------------------------------------
1993                       6.4%         6.0%           12.4%          11.7%
1994                      -11.5          5.1            -6.4          -4.5
1995                       13.5          6.4            19.9          18.6
1996                        0.4          5.4             5.8           5.7
1997                        0.9          5.5             6.4           7.1
1998                        2.4          5.3             7.7           8.1
1999                       -7.0          4.7            -2.3          -0.4
2000                        3.9          5.7             9.6           7.7
2001                        3.4          5.0             8.4           8.2
2002                        2.2          4.6             6.8           6.7
2003**                      5.3          2.2             7.5           7.2
--------------------------------------------------------------------------------
*Lehman 10 Year Municipal Bond Index.
**Six months ended May 31, 2003.
Note: See Financial Highlights tables on page 29 for dividend and capital gains information.


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MARCH 31, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                              TEN YEARS
                                        ONE     FIVE ---------------------------
                        INCEPTION DATE YEAR    YEARS CAPITAL   INCOME      TOTAL
--------------------------------------------------------------------------------
New York Long-Term
 Tax-Exempt Fund
 Investor Shares              4/7/1986 10.78%  6.18%    1.11%    5.30%     6.41%
 Admiral Shares              5/14/2001 10.85   7.84*      --       --        --
--------------------------------------------------------------------------------
*Return since inception.

FINANCIAL STATEMENTS MAY 31, 2003 (UNAUDITED)
STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's municipal bond holdings, including each security's market value on the last day of the reporting period and information on credit enhancements (insurance or letters of credit). Other assets are added to, and liabilities are subtracted from, the value of Total Municipal Bonds to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as taxable capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.


-----------------------------------------------------------------------------------------------------------
                                                                                          FACE     MARKET
                                                                           MATURITY     AMOUNT     VALUE*
NEW YORK TAX-EXEMPT MONEY MARKET FUND                        COUPON            DATE      (000)      (000)
-----------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.4%)
-----------------------------------------------------------------------------------------------------------
Allegany County NY IDA (Atlantic Richfield Project) VRDO      1.38%        6/2/2003      3,700      3,700
Bedford NY Central School District BAN                        2.25%       6/27/2003      3,500      3,502
East Hampton Township NY BAN                                  2.25%       7/31/2003     11,172     11,187
Erie County NY Water Auth. Rev. VRDO                          1.10%        6/9/2003(2)  11,400     11,400
Half Hollow Hills NY Central School Dist. TAN                 2.25%       6/26/2003     10,000     10,006
Hempstead NY BAN                                              1.75%       4/16/2003      5,075      5,104
Jericho NY Unified Free School Dist.TAN                       2.50%       6/25/2003     10,000     10,006
Long Island NY Power Auth. Electric System Rev. VRDO          1.30%        6/2/2003LOC  23,300     23,300
Long Island NY Power Auth. Electric System Rev. VRDO          1.30%        6/2/2003LOC  19,000     19,000
Long Island NY Power Auth. Electric System Rev. VRDO          1.10%        6/9/2003(1)   4,000      4,000
Metro. New York Transp. Auth. Rev. (Transit Rev.) TOB VRDO    1.22%        6/9/2003(1)*  3,300      3,300
Metro. New York Transp. Auth. Rev. (Transit Rev.) VRDO        1.15%        6/9/2003(4)  25,000     25,000
Metro. New York Transp. Auth. Rev. VRDO                       1.15%        6/9/2003(4)  16,900     16,900
Nassau County NY Interim Finance Auth. VRDO                   1.10%        6/9/2003(4)   8,500      8,500
Nassau County NY Interim Finance Auth. VRDO                   1.15%        6/9/2003(4)  27,500     27,500
New York City NY Cultural Resources
Rev. (Asia Society) VRDO                                      1.15%        6/9/2003LOC  12,000     12,000
New York City NY Cultural Resources
Rev. (Carnegie Hall) VRDO                                     1.20%        6/9/2003LOC  14,835     14,835
New York City NY Cultural Resources
Rev. (Solomon R. Guggenheim Foundation) VRDO                  1.30%        6/2/2003LOC  18,607     18,607
New York City NY GO TOB VRDO                                  1.20%        6/9/2003(1)*  9,995      9,995
New York City NY GO TOB VRDO                                  1.24%        6/9/2003(3)*  8,475      8,475
New York City NY GO TOB VRDO                                  1.24%        6/9/2003(3)*  5,830      5,830
New York City NY GO TOB VRDO                                  1.21%        6/9/2003(4)*  6,144      6,144
New York City NY GO TOB VRDO                                  1.24%        6/9/2003(3)*  5,645      5,645
New York City NY GO VRDO                                      1.30%        6/2/2003(1)   1,500      1,500
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                                          FACE     MARKET
                                                                           MATURITY     AMOUNT     VALUE*
NEW YORK TAX-EXEMPT MONEY MARKET FUND                        COUPON            DATE      (000)      (000)
-----------------------------------------------------------------------------------------------------------
New York City NY GO VRDO                                      1.30%        6/2/2003LOC   1,600      1,600
New York City NY GO VRDO                                      1.30%        6/2/2003(4)   2,000      2,000
New York City NY GO VRDO                                      1.15%        6/9/2003LOC   6,050      6,050
New York City NY GO VRDO                                      1.22%        6/9/2003LOC   5,700      5,700
New York City NY GO VRDO                                      1.22%        6/9/2003LOC  16,700     16,700
New York City NY IDA (National Audubon Society) VRDO          1.30%        6/2/2003LOC  14,700     14,700
New York City NY Muni. Water Finance Auth.
 Water & Sewer System CP                                      1.12%        7/8/2003     22,600     22,600
New York City NY Muni. Water Finance Auth.
 Water & Sewer System CP                                      1.05%       8/11/2003     10,000     10,000
New York City NY Muni. Water Finance Auth
 Water & Sewer System CP                                      1.00%       8/14/2003     25,000     25,000
New York City NY Muni. Water Finance Auth.
 Water & Sewer System Rev. TOB VRDO                           1.21%    6/9/2003(1)(4) * 12,075     12,075
New York City NY Muni. Water Finance Auth.
 Water & Sewer System Rev. TOB VRDO                           1.23%        6/9/2003*    20,500     20,500
New York City NY Muni. Water Finance Auth.
 Water & Sewer System Rev. VRDO                               1.22%        6/2/2003      4,200      4,200
New York City NY Muni. Water Finance Auth.
 Water & Sewer System Rev. VRDO                               1.25%        6/2/2003(3)   5,600      5,600
New York City NY Muni. Water Finance Auth.
 Water & Sewer System Rev. VRDO                               1.30%        6/2/2003(3)     400        400
New York City NY Muni. Water Finance Auth.
 Water & Sewer System Rev. VRDO                               1.30%        6/2/2003(3)   5,700      5,700
New York City NY Muni. Water Finance Auth.
 Water & Sewer System Rev. VRDO                               1.30%        6/2/2003(3)   9,695      9,695
New York City NY Muni. Water Finance Auth.
 Water & Sewer System Rev. VRDO                               1.35%        6/2/2003      2,600      2,600
New York City NY Muni. Water Finance Auth.
 Water & Sewer System Rev. VRDO                               1.15%        6/9/2003     11,500     11,500
New York City NY Muni. Water Finance Auth.
 Water & Sewer System Rev. VRDO                               1.20%        6/9/2003      6,000      6,000
New York City NY Transitional Finance Auth. Rev.
 TOB VRDO                                                     1.20%        6/9/2003(3)*  6,085      6,085
New York City NY Transitional Finance Auth. Rev.
 TOB VRDO                                                     1.27%        6/9/2003*     9,850      9,850
New York City NY Transitional Finance Auth. Rev. VRDO         1.30%        6/2/2003      5,100      5,100
New York City NY Transitional Finance Auth. Rev. VRDO         1.30%        6/2/2003        400        400
New York City NY Transitional Finance Auth. Rev. VRDO         1.30%        6/2/2003      2,000      2,000
New York City NY Transitional Finance Auth. Rev. VRDO         1.30%        6/2/2003      4,100      4,100
New York City NY Transitional Finance Auth. Rev. VRDO         1.35%        6/2/2003      6,000      6,000
New York City NY Transitional Finance Auth. Rev. VRDO         1.35%        6/2/2003      1,300      1,300
New York City NY Transitional Finance Auth. Rev. VRDO         1.14%        6/9/2003      8,000      8,000
New York City NY Transitional Finance Auth. Rev. VRDO         1.14%        6/9/2003     13,350     13,350
New York City NY Transitional Finance Auth. Rev. VRDO         1.14%        6/9/2003      5,000      5,000
New York City NY Transitional Finance Auth. Rev. VRDO         1.15%        6/9/2003     21,500     21,500
New York City NY Transitional Finance Auth. Rev. VRDO         1.20%        6/9/2003     10,000     10,000
New York City NY Transitional Finance Auth. Rev. VRDO         1.20%        6/9/2003      9,500      9,500
New York Dormitory Auth. Rev. (State Univ.) TOB VRDO          1.23%        6/9/2003*     8,995      8,995
New York Metro. Transp. Auth. Transit Fac. CP                 1.00%       8/11/2003     15,000     15,000
New York Metro. Transp. Auth. Transit Fac. CP                 1.05%      11/10/2003     20,000     20,000
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                                          FACE     MARKET
                                                                           MATURITY     AMOUNT     VALUE*
                                                             COUPON            DATE      (000)      (000)
-----------------------------------------------------------------------------------------------------------
New York State Dormitory Auth.
 (Rochester Institute of Technology) TOB VRDO                1.15%         6/9/2003(2)  10,000     10,000
New York State Dormitory Auth. Rev. (Columbia Univ.)         1.05%         3/5/2004      9,000      9,000
New York State Dormitory Auth. Rev. (Columbia Univ.) CP      1.00%        7/15/2003     11,635     11,635
New York State Dormitory Auth. Rev. (Columbia Univ.) CP      1.00%        7/16/2003     21,005     21,005
New York State Dormitory Auth. Rev. (Cornell Univ.) VRDO     1.15%         6/9/2003     27,500     27,500
New York State Dormitory Auth. Rev. (Cornell Univ.) VRDO     1.15%         6/9/2003     22,235     22,235
New York State Dormitory Auth. Rev.
 (Foundling Charities Corp.) VRDO                            1.14%         6/9/2003LOC  16,245     16,245
New York State Dormitory Auth. Rev.
 (Mental Health Services) TOB VRDO                           1.22%         6/9/2003(1)* 16,455     16,455
New York State Dormitory Auth. Rev.
 (New York Public Library) VRDO                              1.10%         6/9/2003(1)  41,360     41,360
New York State Dormitory Auth. Rev.
 (New York Public Library) VRDO                              1.10%         6/9/2003(1)  11,000     11,000
New York State Dormitory Auth. Rev.
 (Rockefeller Univ.) VRDO                                    1.15%         6/9/2003     36,800     36,800
New York State Dormitory Auth. Rev.
 (Rockefeller Univ.) VRDO                                    1.15%         6/9/2003     39,000     39,000
New York State Dormitory Auth. Rev. TOB                      1.20%         9/4/2003(1)*  6,870      6,870
New York State Dormitory Auth. Rev. TOB VRDO                 1.19%         6/9/2003*     8,900      8,900
New York State Dormitory Auth. Rev. TOB VRDO                 1.22%         6/9/2003*     4,725      4,725
New York State Environmental Fac. Corp. PCR TOB VRDO         1.22%         6/9/2003(4)* 26,725     26,725
New York State Environmental Fac. Corp. Rev.
 (Clean Water & Drinking Revolving Funds)                    1.22%         6/9/2003*     8,250      8,250
New York State Environmental Fac. Corp. Rev.
 (Clean Water & Drinking Revolving Funds)                    1.22%         6/9/2003*     2,720      2,720
New York State Environmental Fac. Corp. Rev.
 (Clean Water & Drinking Revolving Funds) TOB VRDO           1.22%         6/9/2003*     6,500      6,500
New York State Environmental Fac. Corp. Solid Waste
 Disposal Rev. (General Electric Co.) CP                     1.05%        6/12/2003     21,400     21,400
New York State Environmental Fac. Corp. Solid Waste
 Disposal Rev. (General Electric Co.) CP                     1.02%        6/13/2003     11,500     11,500
New York State GO PUT                                        1.50%         8/7/2003LOC  29,100     29,100
New York State GO PUT                                        1.50%        10/9/2003LOC  24,800     24,800
New York State Housing Finance Agency
 Service Contract Rev. VRDO                                  1.125%        6/9/2003LOC   9,000      9,000
New York State Local Govt. Assistance Corp. VRDO             1.10%         6/9/2003LOC  13,915     13,915
New York State Local Govt. Assistance Corp. VRDO             1.10%         6/9/2003LOC  14,920     14,920
New York State Local Govt. Assistance Corp. VRDO             1.10%         6/9/2003LOC   7,300      7,300
New York State Local Govt. Assistance Corp. VRDO             1.12%         6/9/2003(3)  25,000     25,000
New York State Local Govt. Assistance Corp. VRDO             1.13%         6/9/2003LOC  11,400     11,400
New York State Local Govt. Assistance Corp. VRDO             1.15%         6/9/2003LOC   4,400      4,400
New York State Mortgage Agency Rev. PUT                      1.125%        4/2/2004     11,000     11,000
New York State Mortgage Agency Rev. TOB VRDO                 1.23%         6/9/2003*     2,795      2,795
New York State Mortgage Agency Rev. TOB VRDO                 1.23%         6/9/2003(1)* 11,920     11,920
New York State Mortgage Agency Rev. TOB VRDO                 1.23%         6/9/2003(1)*  2,845      2,845
New York State Mortgage Agency Rev. TOB VRDO                 1.27%         6/9/2003*     5,995      5,995
New York State Power Auth. Rev. CP                           1.05%        7/16/2003     19,500     19,500
New York State Power Auth. Rev. CP                           1.05%         8/7/2003      8,000      8,000
New York State Power Auth. Rev. CP                           1.08%        8/19/2003     20,000     20,000
New York State Power Auth. Rev. PUT                          2.90%         9/2/2003      5,500      5,522
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                                          FACE     MARKET
                                                                           MATURITY     AMOUNT     VALUE*
NEW YORK TAX-EXEMPT MONEY MARKET FUND                        COUPON            DATE      (000)      (000)
-----------------------------------------------------------------------------------------------------------
New York State Power Auth. Rev. VRDO                         1.10%         6/9/2003     11,500     11,500
New York State Thruway Auth. Rev.
 (Highway & Bridge Trust Fund)                               1.75%         4/1/2004     25,935     26,078
New York State Thruway Auth. Rev.
 (Highway & Bridge Trust Fund) TOB VRDO                      1.19%         6/9/2003(3)*  8,215      8,215
New York State Thruway Auth. Rev.
 (Highway & Bridge Trust Fund) TOB VRDO                      1.24%         6/9/2003(1)*  8,605      8,605
New York State Thruway Auth. Rev. CP                         1.05%        7/10/2003      5,000      5,000
New York State Thruway Auth. Rev. CP                         1.05%        7/15/2003     15,000     15,000
New York State Thruway Auth. Rev. CP                         1.05%         9/5/2003     26,000     26,000
New York State Thruway Auth. Rev. CP                         1.05%         9/9/2003      9,500      9,500
New York State Urban Dev. Corp. Rev.
 (Correctional & Youth Fac.) TOB VRDO                        1.19%         6/9/2003*    19,995     19,995
Oneida County NY IDA Rev. (Hamilton College) VRDO            1.25%         6/9/2003(1)  23,245     23,245
Pelham NY Unified Free School Dist. TAN                      2.50%        6/26/2003      1,600      1,601
Port Auth. of New York & New Jersey CP                       1.05%        6/12/2003      4,620      4,620
Port Auth. of New York & New Jersey CP                       1.00%        8/15/2003     17,520     17,520
Port Auth. of New York & New Jersey Rev.                     2.00%       10/15/2003     15,000     15,053
Port Washington NY Unified Free School Dist. BAN             2.50%         7/9/2003      6,000      6,006
Port Washington NY Unified Free School Dist. TAN             2.25%        6/26/2003     10,000     10,005
Roslyn NY Unified Free School Dist. TAN                      2.25%        6/26/2003     10,000     10,005
St. Lawrence County NY IDA Environmental
 Improvement Rev. (Alcoa Corp.) VRDO                         1.23%         6/9/2003LOC  14,100     14,100
Suffolk County NY Water Auth. Rev. VRDO                      1.15%         6/9/2003     66,200     66,200
Suffolk County NY Water Auth. Rev. VRDO                      1.15%         6/9/2003      6,100      6,100
Syosset NY Central School Dist. BAN                          2.00%        2/13/2004      6,000      6,037
Syosset NY Central School Dist. TAN                          2.50%        6/26/2003     11,400     11,408
Tompkins County NY IDA Civic Fac. (Cornell Univ.) VRDO       1.15%         6/9/2003     12,300     12,300
Tompkins County NY IDA Civic Fac. (Cornell Univ.) VRDO       1.15%         6/9/2003      8,390      8,390
Triborough Bridge & Tunnel Auth.
 New York Rev. TOB VRDO                                      1.21%         6/9/2003*    16,260     16,260
Triborough Bridge & Tunnel Auth.
 New York Rev. TOB VRDO                                      1.22%         6/9/2003(1)*  7,200      7,200
Triborough Bridge & Tunnel Auth.
 New York Rev. TOB VRDO                                      1.24%         6/9/2003(2)* 16,700     16,700
Triborough Bridge & Tunnel Auth.
 New York Rev. TOB VRDO                                      1.24%         6/9/2003*     9,285      9,285
Triborough Bridge & Tunnel Auth. New York Rev. VRDO          1.15%         6/9/2003(4)  15,400     15,400
Triborough Bridge & Tunnel Auth. New York Rev. VRDO          1.15%         6/9/2003(4)  25,200     25,200
Triborough Bridge & Tunnel Auth. New York Rev. VRDO          1.18%         6/9/2003     14,400     14,400
Troy County NY IDA Civic Fac. Rev.
 (Rensselaer Polytechnic Institute) VRDO                     1.25%         6/9/2003     11,250     11,250
United Nations Dev. Corp. New York Rev.                      6.25%      7/1/2003(Prere.) 3,305      3,384
OUTSIDE NEW YORK:
Puerto Rico Govt. Dev. Bank VRDO                             1.05%         6/9/2003(1)     200        200
Puerto Rico Highway & Transp. Auth. Rev. VRDO                1.10%         6/9/2003(2)  25,600     25,600
Puerto Rico TRAN                                             2.50%        7/30/2003     10,000     10,016
-----------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (Cost $1,678,851)                                                                            1,678,851
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
                                                                                                   VALUE*
                                                                                                    (000)
-----------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.6%)
-----------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                              15,409
Liabilities                                                                                       (5,958)
                                                                                                  -------
                                                                                                   9,451
                                                                                                  -------

-----------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
-----------------------------------------------------------------------------------------------------------

Applicable to 1,688,260,136 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)                           $1,688,302
===========================================================================================================
NET ASSET VALUE PER SHARE                                                                          $1.00
===========================================================================================================

*See Note A in Notes to Financial Statements.

*Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2003, the aggregate value of these securities was $287,854,000, representing 17.1% of net assets.

For key to abbreviations and other references, see page 25.


-----------------------------------------------------------------------------------------------------------
AT MAY 31, 2003, NET ASSETS CONSISTED OF:
-----------------------------------------------------------------------------------------------------------
                                                                                        AMOUNT        PER
                                                                                         (000)      SHARE
-----------------------------------------------------------------------------------------------------------
Paid-in-Capital                                                                     $1,688,279      $1.00
Undistributed New Investment Income                                                        ---       ---
Accumulated New Realized Gains                                                              23       ---
Unrealized Appreciation                                                                    ---       ---
-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                          $1,688,279      $1.00
===========================================================================================================

-----------------------------------------------------------------------------------------------------------
                                                                                          FACE     MARKET
                                                                           MATURITY     AMOUNT     VALUE*
NEW YORK LONG-TERM TAX-EXEMPT FUND                           COUPON            DATE      (000)      (000)
-----------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (98.9%)
-----------------------------------------------------------------------------------------------------------
Albany County NY GO                                          5.00%        10/1/2012(3)   4,400      5,118
Albany NY GO                                                 7.00%        1/15/2005(2)      20         20
Battery Park City NY Auth. Rev.                              5.50%        11/1/2026(2)  11,750     13,147
Broome County NY Public Safety Fac. Project COP              5.25%         4/1/2015(1)     335        351
Broome County NY Public Safety Fac. Project COP              5.25%      4/1/2015(1)(ETM) 2,665      2,838
Buffalo & Erie Counties NY Toll Bridge Auth. Rev.            6.00%         1/1/2015(1)   4,500      4,830
Buffalo NY GO                                               5.125%         2/1/2012(2)   1,870      2,123
Buffalo NY GO                                               5.125%         2/1/2013(2)   2,945      3,335
Buffalo NY Sewer Auth. System Rev.                           5.25%         7/1/2008(3)   3,500      3,512
Erie County NY Water Auth. Rev.                              6.00%     12/1/2008(2)(ETM) 1,600      1,847
Hempstead NY GO                                              5.50%    8/1/2005(3)(Prere.)  190        212
Hempstead NY GO                                             5.625%    2/1/2006(3)(Prere.)  270        305
Hempstead NY GO                                             5.625%    2/1/2006(3)(Prere.)  210        238
Hempstead NY GO                                              5.50%         8/1/2011(3)   2,260      2,485
Hempstead NY GO                                             5.625%         2/1/2012(3)   1,220      1,358
Hempstead NY GO                                             5.625%         2/1/2013(3)     960      1,067
Huntington NY GO                                             6.70%         2/1/2011(3)     310        388
Huntington NY GO                                             5.50%         4/1/2013(3)   3,400      3,513
Long Island NY Power Auth. Electric System Rev.              0.00%         6/1/2011(4)  16,690     12,856
Long Island NY Power Auth. Electric System Rev.              5.25%         6/1/2013     15,690     17,521
Long Island NY Power Auth. Electric System Rev.              0.00%         6/1/2014(4)   5,000      3,348
Long Island NY Power Auth. Electric System Rev.              5.00%        12/1/2018(4)   6,000      6,507
Long Island NY Power Auth. Electric System Rev.              0.00%         6/1/2019(4)   2,460      1,267
Long Island NY Power Auth. Electric System Rev.              0.00%         6/1/2021(4)  13,355      6,133
Long Island NY Power Auth. Electric System Rev.              0.00%         6/1/2023(4)  25,500     10,388
Long Island NY Power Auth. Electric System Rev.              0.00%         6/1/2024(4)  16,880      6,455
Long Island NY Power Auth. Electric System Rev.              0.00%         6/1/2027(4)  23,905      7,765
Long Island NY Power Auth. Electric System Rev. VRDO         1.30%         6/2/2003LOC  25,500     25,500
Metro. New York Transp. Auth. Rev. (Commuter Fac.)          5.125%  7/1/2009(3)(Prere.)  3,000      3,476
Metro. New York Transp. Auth. Rev. (Commuter Fac.)           5.30%  7/1/2009(3)(Prere.) 17,475     20,420
Metro. New York Transp. Auth. Rev. (Commuter Fac.)           5.00%  7/1/2013(2)(Prere.)  5,500      6,415
Metro. New York Transp. Auth. Rev. (Commuter Fac.)           5.50%  7/1/2013(2)(Prere.) 11,585     14,011
Metro. New York Transp. Auth. Rev.
 (Dedicated Petroleum Tax)                                   5.25% 10/1/2010(1)(Prere.) 34,060     40,077
Metro. New York Transp. Auth. Rev.
 (Dedicated Petroleum Tax)                                   5.25% 10/1/2010(1)(Prere.)  7,900      9,296
Metro. New York Transp. Auth. Rev.
 (Dedicated Petroleum Tax)                                   6.00% 4/1/2020(1)(ETM)     32,500     40,954
Metro. New York Transp. Auth. Rev. (Transit Rev.)            7.00% 7/1/2009(2)(ETM)      9,050     10,982
Metro. New York Transp. Auth. Rev. (Transit Rev.)            5.00% 1/1/2012(2)(Prere.)   5,000      5,772
Metro. New York Transp. Auth. Rev. (Transit Rev.)            5.50%       11/15/2014(2)   8,000      9,770
Metro. New York Transp. Auth. Rev. (Transit Rev.)            5.50%       11/15/2016(1)   4,000      4,678
Metro. New York Transp. Auth. Rev. (Transit Rev.)            5.50%       11/15/2016(2)  28,075     32,834
Metro. New York Transp. Auth. Rev.(Transit Rev.)             5.50%       11/15/2017(2)* 35,000     40,625
Metro. New York Transp. Auth. Rev. (Transit Rev.)            5.50%       11/15/2017(1)   5,000      5,804
Metro. New York Transp. Auth. Rev. (Transit Rev.)            5.50%       11/15/2019(1)   6,000      6,876
Metro. New York Transp. Auth. Rev. (Transit Rev.)            5.50%       11/15/2020(1)   7,000      7,977
Metro. New York Transp. Auth. Rev. VRDO                      1.15%         6/9/2003(4)     800        800
Nassau County NY Combined Sewer Dist. GO                     6.20%        5/15/2007(1)     840        868
Nassau County NY Combined Sewer Dist. GO                     6.20%        5/15/2008(1)     835        863
Nassau County NY Combined Sewer Dist. GO                     6.25%        5/15/2009(1)     825        852
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

18
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
-----------------------------------------------------------------------------------------------------------
                                                                                          FACE     MARKET
                                                                           MATURITY     AMOUNT     VALUE*
                                                             COUPON            DATE      (000)      (000)
-----------------------------------------------------------------------------------------------------------
Nassau County NY Combined Sewer Dist. GO                     5.00%         5/1/2010(3)   2,875      3,278
Nassau County NY Combined Sewer Dist. GO                     6.25%        5/15/2010(1)     820        847
Nassau County NY Combined Sewer Dist. GO                     5.00%         5/1/2011(3)   1,770      2,018
Nassau County NY Combined Sewer Dist. GO                    5.875%         8/1/2012(3)     825        847
Nassau County NY GO                                          5.70%   8/1/2004(3)(Prere.) 2,000      2,167
Nassau County NY GO                                          5.50%        7/15/2007(1)   1,270      1,302
Nassau County NY GO                                          5.50%        7/15/2008(1)   1,300      1,340
Nassau County NY GO                                          5.50%        7/15/2009(1)   1,325      1,372
Nassau County NY GO                                          5.50%        7/15/2010(1)   1,345      1,393
Nassau County NY GO                                          5.75%         2/1/2011(1)   1,100      1,130
Nassau County NY GO                                          5.25%         6/1/2011(2)   3,670      4,184
Nassau County NY GO                                          5.50%        7/15/2011(1)   1,370      1,419
Nassau County NY GO                                          5.25%         6/1/2012(2)   4,670      5,316
Nassau County NY GO                                          5.25%         6/1/2013(2)   6,905      7,855
Nassau County NY GO                                         5.125%         3/1/2014(2)   5,000      5,525
Nassau County NY GO                                          5.25%         6/1/2014(2)   6,585      7,456
Nassau County NY Interim Finance Auth. VRDO                  1.10%         6/9/2003(4)  21,500     21,500
Nassau County NY Interim Finance Auth. VRDO                  1.15%         6/9/2003(4)  11,825     11,825
New York City NY Cultural Resources Rev.
 (American Museum of Natural History)                        5.70%         4/1/2016(1)  12,730     14,387
New York City NY Cultural Resources Rev.
 (American Museum of Natural History)                        5.60%         4/1/2018(1)   2,635      2,964
New York City NY Cultural Resources Rev.
 (American Museum of Natural History)                        5.65%         4/1/2022(1)   5,000      5,616
New York City NY Cultural Resources Rev.
 (Museum of Modern Art)                                      5.40%       1/1/2006(2)(ETM)   85         94
New York City NY Cultural Resources Rev.
 (Museum of Modern Art)                                      5.50%       1/1/2007(2)(ETM)   35         40
New York City NY Cultural Resources Rev.
 (Museum of Modern Art)                                      5.50%         1/1/2016(2)   2,000      2,244
New York City NY GO                                          5.75%         8/1/2011(1)  15,750     18,583
New York City NY GO                                         5.125%         8/1/2013(4)  19,025     21,442
New York City NY GO                                         5.375%         8/1/2013(3)   8,295      9,465
New York City NY GO                                          5.20%         8/1/2014(4)   5,000      5,620
New York City NY GO                                          5.25%        3/15/2016(2)   5,000      5,608
New York City NY GO                                          5.75%        3/15/2027(4)   5,000      5,623
New York City NY GO VRDO                                     1.30%         6/2/2003(1)   2,605      2,605
New York City NY GO VRDO                                     1.30%         6/2/2003LOC   3,300      3,300
New York City NY GO VRDO                                     1.30%         6/2/2003(1)   3,000      3,000
New York City NY GO VRDO                                     1.30%         6/2/2003(4)   6,400      6,400
New York City NY GO VRDO                                     1.15%         6/9/2003LOC   1,350      1,350
New York City NY GO VRDO                                     1.22%         6/9/2003LOC   2,800      2,800
New York City NY IDA (USTA National Tennis Center)          6.375%       11/15/2014(4)   2,000      2,173
New York City NY Muni. Water Finance Auth.
 Water & Sewer System Rev.                                  5.875%        6/15/2012(2)  18,500     22,490
New York City NY Muni. Water Finance Auth.
 Water & Sewer System Rev.                                   5.35%        6/15/2013(1)   5,300      5,519
New York City NY Muni. Water Finance Auth.
 Water & Sewer System Rev.                                  5.875%        6/15/2013(2)  20,000     24,515
New York City NY Muni. Water Finance Auth.
 Water & Sewer System Rev.                                   0.00%        6/15/2017     10,000      5,695
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

-----------------------------------------------------------------------------------------------------------
                                                                                          FACE     MARKET
                                                                           MATURITY     AMOUNT     VALUE*
NEW YORK LONG-TERM TAX-EXEMPT FUND                           COUPON            DATE      (000)      (000)
-----------------------------------------------------------------------------------------------------------
New York City NY Muni. Water Finance Auth.
 Water & Sewer System Rev.                                  5.375%        6/15/2017     25,015     28,478
New York City NY Muni. Water Finance Auth.
 Water & Sewer System Rev.                                   0.00%        6/15/2018     10,000      5,399
New York City NY Muni. Water Finance Auth.
 Water & Sewer System Rev.                                  5.375%        6/15/2018     25,095     28,382
New York City NY Muni. Water Finance Auth.
 Water & Sewer System Rev.                                   0.00%        6/15/2021      4,490      2,048
New York City NY Muni. Water Finance Auth.
 Water & Sewer System Rev.                                   5.50%        6/15/2027(1)  23,955     26,809
New York City NY Muni. Water Finance Auth.
 Water & Sewer System Rev.                                   5.75%        6/15/2029(1)  15,000     16,992
New York City NY Muni. Water Finance Auth.
 Water & Sewer System Rev.                                   5.75%        6/15/2031(3)  30,650     35,689
New York City NY Muni. Water Finance Auth.
 Water & Sewer System Rev. VRDO                              1.25%         6/2/2003        600        600
New York City NY Muni. Water Finance Auth.
 Water & Sewer System Rev. VRDO                              1.25%         6/2/2003(3)   2,600      2,600
New York City NY Muni. Water Finance Auth.
 Water & Sewer System Rev. VRDO                              1.30%         6/2/2003(3)   3,250      3,250
New York City NY Muni. Water Finance Auth.
 Water & Sewer System Rev. VRDO                              1.35%         6/2/2003        100        100
New York City NY Transitional Finance Auth. Rev.             5.50%      5/1/2009(Prere.) 1,325      1,569
New York City NY Transitional Finance Auth. Rev.             5.75%     8/15/2009(Prere.) 5,000      6,029
New York City NY Transitional Finance Auth. Rev.             5.75%     5/15/2010(Prere.)   930      1,124
New York City NY Transitional Finance Auth. Rev.             5.50%      2/1/2011(Prere.) 3,995      4,766
New York City NY Transitional Finance Auth. Rev.             5.50%      2/1/2011(Prere.) 2,265      2,702
New York City NY Transitional Finance Auth. Rev.             5.50%      2/1/2011(Prere.) 1,150      1,372
New York City NY Transitional Finance Auth. Rev.             5.50%      2/1/2011(Prere.) 2,955      3,526
New York City NY Transitional Finance Auth. Rev.             5.50%         2/1/2012      2,805      3,266
New York City NY Transitional Finance Auth. Rev.             5.25%         5/1/2013     12,270     14,122
New York City NY Transitional Finance Auth. Rev.             5.50%         2/1/2014      9,735     11,258
New York City NY Transitional Finance Auth. Rev.             5.25%         5/1/2014     17,720     20,306
New York City NY Transitional Finance Auth. Rev.            5.375%         2/1/2015      7,310      8,318
New York City NY Transitional Finance Auth. Rev.             5.50%         2/1/2015      3,850      4,421
New York City NY Transitional Finance Auth. Rev.            5.375%        2/15/2015      9,395     10,760
New York City NY Transitional Finance Auth. Rev.            5.375%         2/1/2016      8,415      9,514
New York City NY Transitional Finance Auth. Rev.             5.50%         2/1/2016     11,045     12,612
New York City NY Transitional Finance Auth. Rev.             5.50%        2/15/2016      2,735      3,145
New York City NY Transitional Finance Auth. Rev.             5.75%       11/15/2020      9,070     10,539
New York City NY Transitional Finance Auth. Rev.             5.50%         5/1/2025      1,675      1,860
New York City NY Transitional Finance Auth. Rev. VRDO        1.30%         6/2/2003      7,150      7,150
New York City NY Transitional Finance Auth. Rev. VRDO        1.30%         6/2/2003      2,200      2,200
New York City NY Transitional Finance Auth. Rev. VRDO        1.30%         6/2/2003        200        200
New York City NY Transitional Finance Auth. Rev. VRDO        1.35%         6/2/2003        600        600
New York State Dormitory Auth. Rev. (Barnard College)        5.25%         7/1/2026(2)   4,370      4,732
New York State Dormitory Auth. Rev. (Catholic Health)        5.50%         7/1/2022(1)  10,000     10,876
New York State Dormitory Auth. Rev. (City Univ.)             5.75%         7/1/2011(3)   5,950      7,141
New York State Dormitory Auth. Rev. (City Univ.)             5.75%         7/1/2015(3)  31,620     36,804
New York State Dormitory Auth. Rev. (City Univ.)             5.75%         7/1/2015(3)   2,215      2,578
New York State Dormitory Auth. Rev. (City Univ.)             5.50%         7/1/2016(2)  16,000     17,794
New York State Dormitory Auth. Rev. (City Univ.)             5.75%         7/1/2016(3)   7,255      8,444
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20
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
-----------------------------------------------------------------------------------------------------------
                                                                                          FACE     MARKET
                                                                           MATURITY     AMOUNT     VALUE*
                                                             COUPON            DATE      (000)      (000)
-----------------------------------------------------------------------------------------------------------
New York State Dormitory Auth. Rev. (City Univ.)             5.75%         7/1/2016(3)   4,475      5,209
New York State Dormitory Auth. Rev. (Columbia Univ.)        5.125%         7/1/2019      5,100      5,716
New York State Dormitory Auth. Rev. (Cornell Univ.) VRDO     1.30%         6/2/2003        800        800
New York State Dormitory Auth. Rev. (Court Fac.)             5.75%        5/15/2023(2)  21,370     24,617
New York State Dormitory Auth. Rev.
 (Department of Health)                                      5.50%         7/1/2025(1)   3,870      4,287
New York State Dormitory Auth. Rev. (Fordham Univ.)          5.50%  7/1/2004(3)(Prere.) 10,150     10,737
New York State Dormitory Auth. Rev. (Fordham Univ.)          5.75%  7/1/2004(3)(Prere.)  1,500      1,593
New York State Dormitory Auth. Rev. (Fordham Univ.)          7.20%         7/1/2015(2)    7107         13
New York State Dormitory Auth. Rev.
(Lenox Hill Hosp. Obligation Group)                         5.375%         7/1/2020      2,400      2,542
New York State Dormitory Auth. Rev.
 (Mental Health Services)                                   5.875%        8/15/2013(4)   2,475      2,914
New York State Dormitory Auth. Rev.
 (Mental Health Services)                                   5.875%        8/15/2014(4)   2,625      3,057
New York State Dormitory Auth. Rev.
 (Mental Health Services)                                   5.875%        8/15/2015(4)   2,785      3,228
New York State Dormitory Auth. Rev.
 (Mental Health Services)                                   5.375%        2/15/2026(1)   7,500      8,157
New York State Dormitory Auth. Rev.
 (Montefiore Medical Center)                                 5.25%         2/1/2015(2)  42,750     46,117
New York State Dormitory Auth. Rev.
 (Mt. Sinai School of Medicine)                              6.75%         7/1/2015(1)   7,245      7,277
New York State Dormitory Auth. Rev.
 (New School for Social Research)                           5.625%         7/1/2016(1)   2,260      2,582
New York State Dormitory Auth. Rev. (New York Univ.)         5.75%         7/1/2016(1)   3,500      4,325
New York State Dormitory Auth. Rev. (New York Univ.)         5.50%         7/1/2031(2)   8,910     10,726
New York State Dormitory Auth. Rev. (New York Univ.)         5.50%         7/1/2040(2)  20,330     24,814
New York State Dormitory Auth. Rev.
 (North Shore Univ. Hosp.)                                   5.20%        11/1/2017(1)  30,170     32,667
New York State Dormitory Auth. Rev. (Pace)                  5.625%         7/1/2017(1)  11,185     12,779
New York State Dormitory Auth. Rev. (Queens Hosp.)           5.45%        8/15/2019(2)   5,010      5,508
New York State Dormitory Auth. Rev.
 (Rochester Institute of Technology)                         5.30%         7/1/2017(1)   6,275      7,033
New York State Dormitory Auth. Rev.
 (Rochester Institute of Technology)                         5.25%         7/1/2022(1)   3,000      3,290
New York State Dormitory Auth. Rev. (Rockefeller Univ.)      5.00%         7/1/2018      2,805      3,050
New York State Dormitory Auth. Rev.
 (Sloan-Kettering Cancer Center)                             5.75%         7/1/2019(1)  15,900     19,476
New York State Dormitory Auth. Rev.
 (Sloan-Kettering Cancer Center)                             5.75%         7/1/2020(1)   5,500      6,714
New York State Dormitory Auth. Rev.
 (Sloan-Kettering Cancer Center)                             5.50%         7/1/2023(1)  14,000     16,495
New York State Dormitory Auth. Rev. (St. John's Univ.)       5.25%         7/1/2020(1)  15,170     16,804
New York State Dormitory Auth. Rev. (St. John's Univ.)       5.70%         7/1/2026(1)  14,370     16,057
New York State Dormitory Auth. Rev. (St. Joseph's Hosp.)     5.25%         7/1/2018(1)   6,700      7,195
New York State Dormitory Auth. Rev.
 (St. Vincent Hosp. Medical Center)                          5.80%         8/1/2025(2)   4,250      4,631
New York State Dormitory Auth. Rev. (State Univ.)            6.00%         7/1/2009(2)   1,590      1,908
New York State Dormitory Auth. Rev. (State Univ.)            6.00%        5/15/2012(1)  16,160     19,315
New York State Dormitory Auth. Rev. (State Univ.)            6.00%        5/15/2013(1)  27,285     32,518
New York State Dormitory Auth. Rev. (State Univ.)            6.00%        5/15/2014(1)  10,660     12,667
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
-----------------------------------------------------------------------------------------------------------
                                                                                          FACE     MARKET
                                                                           MATURITY     AMOUNT     VALUE*
NEW YORK LONG-TERM TAX-EXEMPT FUND                           COUPON            DATE      (000)      (000)
-----------------------------------------------------------------------------------------------------------
New York State Dormitory Auth. Rev. (State Univ.)            6.00%        5/15/2015(1)  12,500     14,811
New York State Dormitory Auth. Rev. (State Univ.)            6.00%        5/15/2016(1)   5,000      5,924
New York State Dormitory Auth. Rev. (State Univ.)            5.75%        5/15/2017(4)   3,750      4,642
New York State Dormitory Auth. Rev. (State Univ.)           5.375%         7/1/2021      5,315      5,876
New York State Dormitory Auth. Rev.
 (The New York & Presbyterian Hosp.)                         5.50%         2/1/2010(2)   6,330      7,357
New York State Dormitory Auth. Rev.
 (Univ. of Rochester)                                        5.00%         7/1/2017(1)   2,000      2,189
New York State Dormitory Auth. Rev.
 (Upstate Community Colleges)                                5.25%         7/1/2012(2)   6,170      7,085
New York State Dormitory Auth. Rev.
 (Upstate Community Colleges)                                5.00%         7/1/2015(2)   3,000      3,322
New York State Dormitory Auth. Rev.
 (Upstate Community Colleges)                                5.00%         7/1/2016(2)   1,250      1,376
New York State Dormitory Auth. Rev.
 (Vassar Brothers Hosp.)                                     5.25%         7/1/2017(4)   8,025      8,698
New York State Dormitory Auth. Rev.
 (Vassar Brothers Hosp.)                                    5.375%         7/1/2025(4)   7,000      7,443
New York State Energy Research & Dev. Auth. PCR
 (NY Electric & Gas) VRDO                                    1.22%         6/2/2003LOC   6,830      6,830
New York State Environmental Fac. Corp. Rev.
 (Clean Water & Drinking Revolving Funds)                   5.375%        6/15/2015      7,650      8,902
New York State Environmental Fac. Corp. Rev.
 (Clean Water & Drinking Revolving Funds)                    5.25%        6/15/2016      3,095      3,537
New York State Environmental Fac. Corp. Rev.
 (Clean Water & Drinking Revolving Funds)                   5.375%        6/15/2016      6,000      6,931
New York State Environmental Fac. Corp. Rev.
 (Clean Water & Drinking Revolving Funds)                    5.25%        6/15/2018     10,000     11,288
New York State Environmental Fac. Corp. Rev.
 (Clean Water & Drinking Revolving Funds)                    5.25%        6/15/2019     36,610     41,056
New York State GO                                            5.75%        5/15/2011(4)   4,540      5,338
New York State GO                                           5.875%        5/15/2012(4)   4,670      5,526
New York State Local Govt. Assistance Corp.                  5.25%         4/1/2015(2)   8,000      8,899
New York State Local Govt. Assistance Corp.                  5.50%         4/1/2017     12,905     15,402
New York State Local Govt. Assistance Corp.                 5.375%         4/1/2019(1)   3,000      3,351
New York State Local Govt. Assistance Corp. VRDO             1.10%         6/9/2003LOC   8,820      8,820
New York State Local Govt. Assistance Corp. VRDO             1.10%         6/9/2003LOC     570        570
New York State Local Govt. Assistance Corp. VRDO             1.13%         6/9/2003LOC   2,000      2,000
New York State Local Govt. Assistance Corp. VRDO             1.15%         6/9/2003LOC  22,735     22,735
New York State Medical Care Fac. Finance Agency Rev.         5.25%        2/15/2019(3)  16,230     16,928
New York State Medical Care Fac. Finance Agency Rev.
 (Mental Health Services)                                    6.00%        8/15/2015(1)     150        163
New York State Power Auth. Rev. VRDO                         1.10%         6/9/2003      4,500      4,500
New York State Thruway Auth. Rev.                            5.25%         1/1/2014      5,560      6,224
New York State Thruway Auth. Rev.
 (Highway & Bridge Transit Fund)                             5.25%         4/1/2014(1)   7,500      8,517
New York State Thruway Auth. Rev.
 (Highway & Bridge Transit Fund)                             5.50%         4/1/2014(3)   2,500      2,919
New York State Thruway Auth. Rev.
 (Highway & Bridge Transit Fund)                             5.50%         4/1/2015(3)   2,000      2,317
New York State Thruway Auth. Rev.
 (Highway & Bridge Transit Fund)                             5.50%         4/1/2016(3)   3,000      3,455
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


-----------------------------------------------------------------------------------------------------------
                                                                                          FACE     MARKET
                                                                           MATURITY     AMOUNT     VALUE*
                                                             COUPON            DATE      (000)      (000)
-----------------------------------------------------------------------------------------------------------
New York State Thruway Auth. Rev.
 (Highway & Bridge Trust Fund)                               5.75%   4/1/2010(3)(Prere.) 5,575      6,719
New York State Thruway Auth. Rev.
 (Highway & Bridge Trust Fund)                               5.75%         4/1/2013(3)   5,870      6,889
New York State Thruway Auth. Rev.
 (Highway & Bridge Trust Fund)                               5.50%         4/1/2014(2)  32,875     38,709
New York State Thruway Auth. Rev.
 (Highway & Bridge Trust Fund)                               5.75%         4/1/2014(3)   3,000      3,511
New York State Thruway Auth. Rev.
 (Highway & Bridge Trust Fund)                               5.75%         4/1/2015(3)   2,500      2,917
New York State Thruway Auth. Rev.
 (Highway & Bridge Trust Fund)                               5.00%         4/1/2016(4)   5,165      5,679
New York State Thruway Auth. Rev.
 (Highway & Bridge Trust Fund)                               5.75%         4/1/2016(3)   2,080      2,427
New York State Thruway Auth. Rev. (Service Contract)         5.75%  4/1/2009(1)(Prere.)  4,000      4,784
New York State Thruway Auth. Rev. (Service Contract)         5.25%         4/1/2015      8,075      8,740
New York State Urban Dev. Corp. Rev.
 (Community Enhancement Fac.)                               5.125%         4/1/2015(2)   5,500      6,145
New York State Urban Dev. Corp. Rev. (Correctional Fac.)     6.00%  1/1/2009(2)(Prere.)  4,110      4,941
New York State Urban Dev. Corp. Rev. (Correctional Fac.)     6.00%  1/1/2009(2)(Prere.)  5,000      6,011
New York State Urban Dev. Corp. Rev. (Correctional Fac.)     5.75%  1/1/2011(4)(Prere.)  6,380      7,658
New York State Urban Dev. Corp. Rev. (Correctional Fac.)     6.00%         1/1/2011(2)   2,500      2,941
New York State Urban Dev. Corp. Rev. (Correctional Fac.)     6.00%         1/1/2012(2)   3,000      3,529
New York State Urban Dev. Corp. Rev. (Correctional Fac.)     5.50%         4/1/2016(1)  13,350     14,751
Niagara County NY IDA Solid Waste Disposal Rev. PUT          5.55%       11/15/2013     12,500     13,452
Niagara Falls NY Bridge Comm. Rev.                           5.25%        10/1/2015(3)   5,000      5,931
Niagara Falls NY Bridge Comm. Rev.                           6.25%        10/1/2020(3)   8,685     11,277
Niagara Falls NY Bridge Comm. Rev.                           6.25%        10/1/2021(3)   9,230     11,952
North Hempstead NY GO                                        6.40%         4/1/2010(3)   1,500      1,839
North Hempstead NY GO                                        6.40%         4/1/2011(3)   2,075      2,567
North Hempstead NY Solid Waste Auth.                         5.00%         2/1/2012(1)   3,370      3,512
Oneida County NY IDA Rev. (Hamilton College) VRDO            1.25%         6/9/2003(1)   2,700      2,700
Onondaga County NY Public Improvements                      5.875%        2/15/2008      1,250      1,467
Onondaga County NY Public Improvements                      5.875%        2/15/2008      1,225      1,431
Port Auth. of New York & New Jersey Rev.                     5.25%        9/15/2012(3)  14,410     15,811
Port Auth. of New York & New Jersey Rev.                     5.50%       12/15/2016(2)   4,190      4,823
Port Auth. of New York & New Jersey Rev.                     5.50%       12/15/2017(2)   4,600      5,257
Port Auth. of New York & New Jersey Rev.                     5.50%       12/15/2018(2)   4,620      5,272
Suffolk County NY Water Auth. Rev.                           5.25%      6/1/2010(2)(ETM) 3,790      4,435
Suffolk County NY Water Auth. Rev.                           5.25%      6/1/2011(2)(ETM) 2,380      2,796
Suffolk County NY Water Auth. Rev.                           5.25%      6/1/2012(2)(ETM) 4,290      5,070
Suffolk County NY Water Auth. Rev.                           5.75%      6/1/2013(2)(ETM) 7,340      7,510
Suffolk County NY Water Auth. Rev.                           5.25%      6/1/2017(2)(ETM) 1,695      2,009
Suffolk County NY Water Auth. Rev. VRDO                      1.15%         6/9/2003      1,000      1,000
Triborough Bridge & Tunnel Auth. New York Rev.               6.75%     1/1/2009(2)(ETM)  3,000      3,588
Triborough Bridge & Tunnel Auth. New York Rev.               5.25%         1/1/2014      3,000      3,432
Triborough Bridge & Tunnel Auth. New York Rev.               5.25%         1/1/2015      2,930      3,326
Triborough Bridge & Tunnel Auth. New York Rev.               5.25%         1/1/2016      2,500      2,816
Triborough Bridge & Tunnel Auth. New York Rev.               5.25%       11/15/2017     16,770     18,957
Triborough Bridge & Tunnel Auth. New York Rev.               5.25%         1/1/2018      2,330      2,594
Triborough Bridge & Tunnel Auth. New York Rev.               5.25%       11/15/2018     30,285     34,002
-----------------------------------------------------------------------------------------------------------

                                                                              23

-----------------------------------------------------------------------------------------------------------
                                                                                          FACE     MARKET
                                                                           MATURITY     AMOUNT     VALUE*
NEW YORK LONG-TERM TAX-EXEMPT FUND                           COUPON            DATE      (000)      (000)
-----------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Auth. New York Rev.               5.25%       11/15/2019     43,025     47,978
Triborough Bridge & Tunnel Auth. New York Rev. VRDO          1.15%         6/9/2003(4)   3,500      3,500

Outside New York:
Puerto Rico Electric Power Auth. Rev.                        5.25%         7/1/2015(1)   5,000      5,696
Puerto Rico Electric Power Auth. Rev.                        5.25%         7/1/2015(1)   7,000      8,282
Puerto Rico Electric Power Auth. Rev.                       5.375%         7/1/2016(1)  16,345     19,096
Puerto Rico Electric Power Auth. Rev.                       5.375%         7/1/2018(1)   6,250      7,201
Puerto Rico Electric Power Auth. Rev.                       5.375%         7/1/2019(1)   6,500      7,434
Puerto Rico GO                                               5.50%         7/1/2013(3)   6,000      7,233
Puerto Rico GO                                               5.50%         7/1/2014(3)   2,500      3,017
Puerto Rico GO                                               5.00%         7/1/2017(1)  11,475     12,740
Puerto Rico GO                                               5.00%         7/1/2018(1)   2,650      2,929
Puerto Rico GO                                               5.50%         7/1/2020(3)   6,305      7,590
Puerto Rico GO                                               5.50%         7/1/2021(1)  16,505     19,765
Puerto Rico Govt. Dev. Bank VRDO                             1.05%         6/9/2003(1)  25,530     25,530
Puerto Rico Highway & Transp. Auth. Rev. VRDO                1.10%         6/9/2003(2)   8,100      8,100
Puerto Rico Muni. Finance Agency                             5.75%         8/1/2011(4)   8,060      9,486
Puerto Rico Muni. Finance Agency                             5.75%         8/1/2011(4)   7,750      9,121
Puerto Rico Muni. Finance Agency                            5.875%         8/1/2014(4)   6,480      7,652
Puerto Rico Muni. Finance Agency                             6.00%         8/1/2016(4)   2,645      3,142
Puerto Rico Muni. Finance Agency                             5.25%         8/1/2017(4)   7,000      7,971
Puerto Rico Public Finance Corp.                             6.00%         8/1/2026     10,000     12,046
-----------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost $2,020,990)                                                                               2,233,294
-----------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.1%)
-----------------------------------------------------------------------------------------------------------
Other Assets--Note B 29,518
Liabilities (4,798)
                                                                                                  -------
                                                                                                   24,720
                                                                                                  -------
-----------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                              $2,258,014
===========================================================================================================

*See Note A in Notes to Financial Statements.

*Securities with a value of $6,442,000 have been segregated as initial margin for open futures contracts.

For key to abbreviations and other references, see page 25.

--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT MAY 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                      $2,048,468
Undistributed Net Investment Income                                          --
Accumulated Net Realized Losses                                          (1,205)
Unrealized Appreciation (Depreciation)
 Investment Securities                                                  212,304
 Futures Contracts                                                       (1,553)
--------------------------------------------------------------------------------
NET ASSETS                                                           $2,258,014
================================================================================
Investor Shares--Net Assets
Applicable to 118,342,410 outstanding $.001
 par value shares of beneficial interest (unlimited authorization)   $1,401,932
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                               $11.85
================================================================================
Admiral Shares--Net Assets
Applicable to 72,265,084 outstanding $.001
 par value shares of beneficial interest (unlimited authorization)     $856,082
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--ADMIRAL SHARES                                $11.85
================================================================================

See Note D in Notes to Financial Statements for the tax-basis components of net assets.


KEY TO ABBREVIATIONS

BAN--Bond Anticipation Note.
COP--Certificate of Participation.
CP--Commercial Paper.
GO--General Obligation Bond.
IDA--Industrial Development Authority Bond.
PCR--Pollution Control Revenue Bond.
PUT--Put Option Obligation.
TAN--Tax Anticipation Note.
TOB--Tender Option Bond.
TRAN--Tax Revenue Anticipation Note.
VRDO--Variable Rate Demand Obligation.
(ETM)--Escrowed to Maturity.
(Prere.)--Prerefunded.


Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).

The insurance does not guarantee the market value of the municipal bonds.

LOC--Scheduled principal and interest payments are guaranteed by bank letter of credit.

STATEMENT OF OPERATIONS

This Statement shows interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as tax-exempt income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period. For money market funds, Realized Net Gain (Loss) should always be minimal, and Unrealized Appreciation (Depreciation) should be zero.


--------------------------------------------------------------------------------
                                             NEW YORK          NEW YORK
                                           TAX-EXEMPT         LONG-TERM
                                         MONEY MARKET        TAX-EXEMPT
                                                 FUND              FUND
--------------------------------------------------------------------------------
                                            SIX MONTHS ENDED MAY 31, 2003
                                        ----------------------------------------
                                                (000)              (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
 Interest                                     $ 9,528          $ 48,109
--------------------------------------------------------------------------------
  Total Income                                  9,528            48,109
--------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B
Investment Advisory Services                      112               149
Management and Administrative
 Investor Shares                                1,055             1,044
 Admiral Shares                                    --               394
Marketing and Distribution
 Investor Shares                                  157               100
 Admiral Shares                                    --                49
Custodian Fees                                      7                 8
Shareholders' Reports and Proxies
 Investor Shares                                    8                14
 Admiral Shares                                    --                 1
Trustees' Fees and Expenses                         1                 1
--------------------------------------------------------------------------------
  Total Expenses                                1,340             1,760
  Expenses Paid Indirectly--Note C                 --              (168)
--------------------------------------------------------------------------------
  Net Expenses                                  1,340             1,592
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                           8,188            46,517
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
 Investment Securities Sold                        24             4,315
 Futures Contracts                                 --            (5,183)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                           24              (868)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
 Investment Securities                            --            114,239
 Futures Contracts                                --             (1,269)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)   --           112,970
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     $8,212          $158,619
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions--Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions--Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.


-----------------------------------------------------------------------------------------------------------
                                          NEW YORK TAX-EXEMPT                       NEW YORK LONG-TERM
                                          MONEY MARKET FUND                           TAX-EXEMPT FUND
                                        ---------------------------         -------------------------------
                                       SIX MONTHS              YEAR         SIX MONTHS              YEAR
                                            ENDED             ENDED              ENDED             ENDED
                                     MAY 31, 2003     NOV. 30, 2002       MAY 31, 2003     NOV. 30, 2002
                                            (000)              (000)             (000)             (000)
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                    $ 8,188          $ 19,309           $ 46,517          $ 92,697
 Realized Net Gain (Loss)                      24                67               (868)           24,118
 Change in Unrealized
   Appreciation (Depreciation)                 --                --            112,970            20,178
-----------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                 8,212            19,376            158,619           136,993
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income
 Investor Shares                           (8,188)          (19,309)           (28,781)          (59,863)
 Admiral Shares                                --                --            (17,736)          (32,834)
Realized Capital Gain*
 Investor Shares                               --                --            (14,716)           (7,382)
 Admiral Shares                                --                --             (8,920)           (3,566)
-----------------------------------------------------------------------------------------------------------
Total Distributions                        (8,188)          (19,309)           (70,153)         (103,645)
-----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
 Investor Shares                           60,864           268,821              7,448           (14,377)
 Admiral Shares                                --                --             11,211           173,497
-----------------------------------------------------------------------------------------------------------
Net Increase (Decrease) from
 Capital Share Transactions                60,864           268,821             18,659           159,120
-----------------------------------------------------------------------------------------------------------
Total Increase (Decrease)                  60,888           268,888            107,125           192,468
-----------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                    1,627,414         1,358,526          2,150,889         1,958,421
-----------------------------------------------------------------------------------------------------------
 End of Period                         $1,688,302        $1,627,414         $2,258,014        $2,150,889
===========================================================================================================

*Includes fiscal 2003 and 2002 short-term gain distributions by the New York Long-Term Tax-Exempt Fund totaling $1,207,000 and $1,164,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

FINANCIAL HIGHLIGHTS
This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year. Money market funds are not required to report a Portfolio Turnover Rate.

NEW YORK TAX-EXEMPT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED NOVEMBER 30,
                                                SIX MONTHS ENDED -------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD       MAY 31,2003       2002    2001    2000    1999     1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $1.00      $1.00   $1.00   $1.00   $1.00    $1.00
------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                      .005       .013    .028    .038    .030     .032
 Net Realized and Unrealized Gain (Loss) on Investments       --         --      --      --      --       --
------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                          .005       .013    .028    .038    .030     .032
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                     (.005)     (.013)  (.028)  (.038)  (.030)   (.032)
 Distributions from Realized Capital Gains                    --         --      --      --      --       --
------------------------------------------------------------------------------------------------------------
 Total Distributions                                      (.005)     (.013)  (.028)  (.038)  (.030)   (.032)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $1.00      $1.00   $1.00   $1.00   $1.00    $1.00
============================================================================================================
TOTAL RETURN                                               0.49%      1.32%   2.79%   3.87%   3.01%    3.27%
============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                     $1,688     $1,627  $1,359  $1,154    $798     $483
 Ratio of Total Expenses to Average Net Assets              0.16%*    0.17%   0.18%   0.14%   0.17%    0.19%
 Ratio of Net Investment Income to Average Net Assets       0.99%*    1.31%   2.72%   3.81%   2.99%    3.19%
============================================================================================================
*Annualized.

NEW YORK LONG-TERM TAX-EXEMPT FUND INVESTOR SHARES
------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED NOVEMBER 30,
                                                SIX MONTHS ENDED -------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD       MAY 31,2003       2002    2001    2000    1999     1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $11.38     $11.20  $10.83  $10.42  $11.30   $11.05
------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                      .244       .503    .525    .556    .547     .564
 Net Realized and Unrealized Gain (Loss) on Investments     .595       .243    .370    .410   (.789)    .267
------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                           .839       .746    .895    .966   (.242)    .831
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                      (.244)     (.503)  (.525)  (.556)  (.547)  (.564)
 Distributions from Realized Capital Gains                 (.125)     (.063)     --      --   (.091)  (.017)
------------------------------------------------------------------------------------------------------------
 Total Distributions                                       (.369)     (.566)  (.525)  (.556)  (.638)  (.581)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $11.85     $11.38  $11.20  $10.83  $10.42   $11.30
============================================================================================================
TOTAL RETURN                                               7.50%       6.84%   8.37%   9.56%  -2.25%    7.69%
============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                    $1,402      $1,340  $1,333  $1,664  $1,530   $1,406
 Ratio of Total Expenses to Average Net Assets             0.19%*      0.18%   0.20%   0.20%   0.20%    0.21%
 Ratio of Net Investment Income to Average Net Assets      4.24%       4.46%   4.71%   5.28%   5.02%    5.03%
 Portfolio Turnover Rate                                      5%*        16%     12%     21%      5%      17%
============================================================================================================
*Annualized.

NEW YORK LONG-TERM TAX-EXEMPT FUND ADMIRAL SHARES
------------------------------------------------------------------------------------------------------------
                                                                         SIX MONTHS                     YEAR
                                                                              ENDED     ENDED     MAY 14* TO
                                                                            MAY 31,   NOV. 30,      NOV. 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                                 2003      2002           2001
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $11.38    $11.20         $11.05
------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                         .247       .50           .284
 Net Realized and Unrealized Gain (Loss) on Investments                        .595      .243           .150
------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                                              .842      .752           .434
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                        (.247)    (.509)         (.284)
 Distributions from Realized Capital Gains                                   (.125)    (.063)             --
------------------------------------------------------------------------------------------------------------
 Total Distributions                                                         (.372)    (.572)         (.284)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                               $11.85    $11.38         $11.20
============================================================================================================
TOTAL RETURN                                                                  7.53%     6.89%          3.94%
============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                          $856     $811           $626
 Ratio of Total Expenses to Average Net Assets                              0.12%**    0.13%        0.15%**
 Ratio of Net Investment Income to Average Net Assets                       4.30%**    4.51%        4.58%**
 Portfolio Turnover Rate                                                       5%**      16%          12%
============================================================================================================
*Inception.
**Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard New York Tax-Exempt Funds comprise the New York Tax-Exempt Money Market Fund and New York Long-Term Tax-Exempt Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Each fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New York.

     The Long-Term Tax-Exempt Fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. The Tax-Exempt Money Market Fund offers only Investor Shares.

     A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Tax-Exempt Money Market Fund: Investment securities are valued at amortized cost, which approximates market value. Long-Term Tax-Exempt Fund: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds' pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

     2. FUTURES CONTRACTS: The Long-Term Tax-Exempt Fund may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     3. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

     4. DISTRIBUTIONS: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

     5. OTHER: Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts are amortized and accreted, respectively, to interest income over the lives of the respective securities.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

     B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2003, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                         CAPITAL CONTRIBUTION     PERCENTAGE       PERCENTAGE OF
                                  TO VANGUARD        OF FUND          VANGUARD'S
NEW YORK TAX-EXEMPT FUND                (000)     NET ASSETS      CAPITALIZATION
--------------------------------------------------------------------------------
Money Market                             $302           0.02%              0.30%
Long-Term                                 400           0.02               0.40
--------------------------------------------------------------------------------


The funds' trustees and officers are also directors and officers of Vanguard.

     C. The funds' investment adviser may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the funds part of the underwriting fees generated. Such rebates or credits are used solely to reduce the funds' management and administrative expenses. The funds' custodian bank has also agreed to reduce its fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the six months ended May 31, 2003, these arrangements reduced the Long-Term Tax-Exempt Fund's management and administrative expenses by $167,000 and custodian fees by $1,000. The total expense reduction represented an effective annual rate of 0.02% of the fund's average net assets.

     D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The funds' tax-basis capital gains and losses are determined only at the end of each fiscal year.

     The Long-Term Tax-Exempt Fund had realized losses totaling $595,000 through November 30, 2002, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

     At May 31, 2003, net unrealized appreciation of Long-Term Tax-Exempt Fund investment securities for tax purposes was $211,709,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

     At May 31, 2003, the aggregate settlement value of open futures contracts expiring through September 2003 and the related unrealized depreciation were:

--------------------------------------------------------------------------------
                                                                (000)
                                           NUMBER OF   AGGREGATE      UNREALIZED
                                        LONG (SHORT)  SETTLEMENT    APPRECIATION
NEW YORK TAX-EXEMPT FUND/                  CONTRACTS       VALUE  (DEPRECIATION)
 FUTURES CONTRACTS
--------------------------------------------------------------------------------
Long-Term/10-Year U.S. Treasury Note           (590)     $70,062        $(1,553)
--------------------------------------------------------------------------------

Unrealized depreciation on open futures contracts is required to be treated as realized loss for tax purposes.

     E. During the six months ended May 31, 2003, the Long-Term  Tax-Exempt Fund
purchased   $47,767,000  of  investment   securities  and  sold  $79,137,000  of
investment securities, other than temporary cash investments.

     F. Capital share transactions for each class of shares were:

--------------------------------------------------------------------------------
                                        SIX MONTHS ENDED           YEAR ENDED
                                          MAY 31, 2003         NOVEMBER 30, 2002
                                        ----------------     -------------------
                                   AMOUNT     SHARES        AMOUNT       SHARES
NEW YORK TAX-EXEMPT FUND            (000)      (000)         (000)        (000)
--------------------------------------------------------------------------------
MONEY MARKET
Issued                          $ 766,305    766,305   $ 1,462,745    1,462,745
Issued in Lieu of
 Cash Distributions                 7,915      7,915        18,618       18,618
Redeemed                         (713,356)  (713,356)   (1,212,542)  (1,212,542)
 Net Increase (Decrease)           60,864     60,864       268,821      268,821
--------------------------------------------------------------------------------
LONG-TERM
Investor Shares
Issued                          $ 127,827     11,097     $ 326,425       28,983
Issued in Lieu of
 Cash Distributions                34,180      2,961        50,572        4,496
Redeemed                         (154,559)   (13,432)     (391,374)     (34,750)
 Net Increase (Decrease)
 --Investor Shares                  7,448        626       (14,377)      (1,271)

Admiral Shares
Issued                             82,764      7,196       315,702       28,030
Issued in Lieu of
 Cash Distributions                18,324      1,588        25,281        2,246
Redeemed                          (89,877)    (7,807)     (167,486)     (14,867)
 Net Increase (Decrease)
 --Admiral Shares                  11,211        977       173,497       15,409
--------------------------------------------------------------------------------

================================================================================
THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers. The dates in parentheses below show when each trustee was initially elected.

=========================================================================================================================
JOHN J. BRENNAN*        Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc.,
(1987)                  and of each of the investment companies served by The Vanguard Group.
-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
CHARLES D. ELLIS        The Partners of '63 (pro bono ventures in education); Senior Adviser to Greenwich Associates
(2001)                  (international business strategy consulting); Successor Trustee of Yale University; Overseer of
                        the Stern School of Business at New York University; Trustee of the Whitehead Institute for
                        Biomedical Research.

RAJIV L. GUPTA          Chairman and Chief Executive Officer (since October 1999), Vice Chairman (January-September 1999),
(2001)                  and Vice President (prior to September 1999) of Rohm and Haas Co. (chemicals); Director of
                        Technitrol, Inc. (electronic components), and Agere Systems (communications components); Board
                        Member of the American Chemistry Council; Trustee of Drexel University.

JOANN HEFFERNAN HEISEN  Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson &
(1998)                  Johnson (pharmaceuticals/consumer products); Director of the Medical Center at Princeton and
                        Women's Research and Education Institute.

BURTON G. MALKIEL       Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard
(1977)                  Investment Series plc (Irish investment fund) (since November 2001), Vanguard Group (Ireland)
                        Limited (Irish investment management firm) (since November 2001), Prudential Insurance Co. of
                        America, BKF Capital (investment management firm), The Jeffrey Co. (holding company), and
                        NeuVis, Inc. (software company).

ALFRED M. RANKIN, JR.   Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift
(1993)                  trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director until 1998 of Standard Products Company (a supplier for the automotive industry).

J. LAWRENCE WILSON      Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of
(1985)                  Cummins Inc. (diesel engines), MeadWestvaco Corp. (paper products), and AmerisourceBergen Corp.
                        (pharmaceutical distribution); Trustee of Vanderbilt University.
-------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*
R. GREGORY BARTON       Secretary; Managing Director and General Counsel of The Vanguard Group, Inc. (since September
                        1997); Secretary of The Vanguard Group and of each of the investment companies served by The
                        Vanguard Group; Principal of The Vanguard Group (prior to September 1997).

THOMAS J. HIGGINS       Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.
-------------------------------------------------------------------------------------------------------------------------

*Officers of the funds are "interested persons" as defined in the Investment Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

--------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.
F. WILLIAM MCNABB, III, Client Relationship Group.
JAMES H. GATELY, Investment Programs and Services.
MICHAEL S. MILLER, Planning and Development.
KATHLEEN C. GUBANICH, Human Resources.
RALPH K. PACKARD, Finance.
IAN A. MACKINNON, Fixed Income Group.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.

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[THE VANGUARD GROUP LOGO]
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Valley Forge, PS 19482-2600



Vanguard, The Vanguard Group,
Vanguard.com, Admiral, Wellington,
and the ship logo are trademarks of
The Vanguard Group, Inc.

All other marks are the exclusive
property of their respective owners.

ABOUT OUR COVER
The photographs of the sails and ship
that appear on the cover of this report
are copyrighted by Michael Kahn.

FOR MORE INFORMATION
This report is intended for the
funds' shareholders. It may not be
distributed to prospective investors
unless it is preceded or accompanied
by the current fund prospectus.
  To receive a free copy of the
prospectus or the Statement of
Additional Information, or to request
additional information about the
funds or other Vanguard funds,
please contact us at one of the
adjacent telephone numbers or by
e-mail through Vanguard.com(R).
Prospectuses may also be
viewed online.

All comparative mutual fund data are
from Lipper Inc. or Morningstar, Inc.,
unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR
ACCOUNT SERVICES
1-800-662-2739

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SERVICES
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TEXT TELEPHONE
1-800-952-3335


(C)2003 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.
Q762 072003

Item 2: Code(s) of Ethics for senior financial officers - Item not applicable to semi-annual report.

Item 3: Audit Committee Financial Expert - Item not applicable to semi-annual report.

Item 4: Principal Accountant Fees and Services - Item not applicable to semi-annual report.

Item 5: Not Applicable.

Item 6: Reserved.

Item 7: Not applicable.

Item 8: Reserved.

Item 9: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10: Exhibits attached hereto.  (Attach certifications as exhibits)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       VANGUARD NEW YORK TAX-FREE FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date:  July 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

       VANGUARD NEW YORK TAX-FREE FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date: :  July 8, 2003

       VANGUARD NEW YORK TAX-FREE FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              THOMAS J. HIGGINS*
                TREASURER

Date: :  July 8, 2003

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.